Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Communication Services Portfolio	Apr. 29, 2025
Select Communication Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	33.02%
Past 5 years	15.12%
Past 10 years	12.08%
Select Communication Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	31.49%
Past 5 years	14.19%
Past 10 years	9.95%
Select Communication Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	20.51%
Past 5 years	11.91%
Past 10 years	9.10%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1522
Average Annual Return:
Past 1 year	33.06%
Past 5 years	11.57%
Past 10 years	9.47%